INVENTORY - Schedule Of Inventory (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
INVENTORY [Abstract]
Raw materials	$ 425,712	$ 0
Total Inventory	$ 425,712	$ 0